Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	£ 3,688	£ 3,428
Deferred tax liabilities, before offsetting	(1,361)	(1,048)
Net deferred tax (liability) asset	2,975	2,327	£ 2,380
Deferred tax liability (asset), before offsetting	2,327	2,380
Income statement	467	372	(55)
Other comprehensive income and reserves	182	(353)
Other movements	(1)	(72)
Assets	4,719	3,688	3,428
Deferred tax liabilities, before offsetting	(1,744)	(1,361)	(1,048)
Deferred tax liability (asset), before offsetting	2,975	2,327	2,380
Share based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	317	305
Deferred tax liabilities, before offsetting	0	0
Net deferred tax (liability) asset	327	317	305
Deferred tax liability (asset), before offsetting	317	305
Income statement	(13)	15
Other comprehensive income and reserves	20	3
Other movements	3	(6)
Assets	327	317	305
Deferred tax liabilities, before offsetting	0	0	0
Deferred tax liability (asset), before offsetting	327	317	305
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	139	127
Deferred tax liabilities, before offsetting	0	0
Net deferred tax (liability) asset	142	139	127
Deferred tax liability (asset), before offsetting	139	127
Income statement	3	18
Other comprehensive income and reserves	0	0
Other movements	0	(6)
Assets	142	139	127
Deferred tax liabilities, before offsetting	0	0	0
Deferred tax liability (asset), before offsetting	142	139	127
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	30	31
Deferred tax liabilities, before offsetting	(826)	(640)
Net deferred tax (liability) asset	(1,650)	(796)	(609)
Deferred tax liability (asset), before offsetting	(796)	(609)
Income statement	(1)	0
Other comprehensive income and reserves	(855)	(191)
Other movements	0	4
Assets	24	30	31
Deferred tax liabilities, before offsetting	(1,674)	(826)	(640)
Deferred tax liability (asset), before offsetting	(1,650)	(796)	(609)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	0
Deferred tax liabilities, before offsetting	(441)	(139)
Net deferred tax (liability) asset	309	(441)	(139)
Deferred tax liability (asset), before offsetting	(441)	(139)
Income statement	0	0
Other comprehensive income and reserves	750	(291)
Other movements	0	(11)
Assets	309	0	0
Deferred tax liabilities, before offsetting	0	(441)	(139)
Deferred tax liability (asset), before offsetting	309	(441)	(139)
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	110
Deferred tax liabilities, before offsetting	(21)	(18)
Net deferred tax (liability) asset	144	(21)	92
Deferred tax liability (asset), before offsetting	(21)	92
Income statement	6	0
Other comprehensive income and reserves	170	(112)
Other movements	1	(1)
Assets	144	0	110
Deferred tax liabilities, before offsetting	0	(21)	(18)
Deferred tax liability (asset), before offsetting	144	(21)	92
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	659	719
Deferred tax liabilities, before offsetting	(33)	(29)
Net deferred tax (liability) asset	648	626	690
Deferred tax liability (asset), before offsetting	626	690
Income statement	14	(39)
Other comprehensive income and reserves	0	0
Other movements	8	(25)
Assets	678	659	719
Deferred tax liabilities, before offsetting	(30)	(33)	(29)
Deferred tax liability (asset), before offsetting	648	626	690
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	455	284
Deferred tax liabilities, before offsetting	0	0
Net deferred tax (liability) asset	481	455	284
Deferred tax liability (asset), before offsetting	455	284
Income statement	38	164
Other comprehensive income and reserves	0	0
Other movements	(12)	7
Assets	481	455	284
Deferred tax liabilities, before offsetting	0	0	0
Deferred tax liability (asset), before offsetting	481	455	284
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,377	1,329
Deferred tax liabilities, before offsetting	(40)	(222)
Net deferred tax (liability) asset	1,378	1,337	1,107
Deferred tax liability (asset), before offsetting	1,337	1,107
Income statement	(55)	23
Other comprehensive income and reserves	97	238
Other movements	(1)	(31)
Assets	1,418	1,377	1,329
Deferred tax liabilities, before offsetting	(40)	(40)	(222)
Deferred tax liability (asset), before offsetting	1,378	1,337	1,107
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	711	523
Deferred tax liabilities, before offsetting	0	0
Net deferred tax (liability) asset	1,196	711	523
Deferred tax liability (asset), before offsetting	711	523
Income statement	485	191
Other comprehensive income and reserves	0	0
Other movements	0	(3)
Assets	1,196	711	523
Deferred tax liabilities, before offsetting	0	0	0
Deferred tax liability (asset), before offsetting	£ 1,196	£ 711	£ 523